INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	14. INTANGIBLE ASSETS
At 30 June 2026, intangible assets comprised goodwill of £1,868m (2025: £1,199m), brand names of £29m (2025: £nil), Core deposit intangibles (CDI) of £294m,
(2025: £nil), Purchased Credit Card Receivables (PCCR) of £16m (2025: £nil), and computer software of £293m (2025: £312m). In H1-26, goodwill, brand names, CDI, and PCCR were recognised as a result of the acquisition of TSB, as described in Note 29.
At 30 June 2026, a review was performed to identify any potential impairment indicators for goodwill, excluding the balance recognised on the acquisition of TSB.
No indicators of impairment were identified and so a full impairment test was not performed for H1-26.
There have been no significant changes to the sensitivity of value in use (VIU) to changes in assumptions, including changes required to achieve nil headroom, as set out in Note 19 to the Consolidated Financial Statements in the 2025 Annual Report which did not include sensitivities relating to the TSB intangible assets acquired as set out in Note 29.